Shareholder Report	11 Months Ended	12 Months Ended
	Sep. 01, 2024	Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Vanguard World Fund
Entity Central Index Key		0000052848
Entity Investment Company Type		N-1A
Document Period End Date		Sep. 30, 2024
C000055216
Shareholder Report [Line Items]
Fund Name		Mega Cap Growth Index Fund
Class Name		ETF Shares
Trading Symbol		MGK
Security Exchange Name		NYSE
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Mega Cap Growth Index Fund (the "Fund") for the period of September 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investmentFootnote Reference2
ETF Shares	$1	0.07%
Footnote	Description
Footnote[1]	Costs would be higher for a full year.
Footnote[2]	Annualized.

Expenses Paid, Amount		$ 1
Expense Ratio, Percent		0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the one-month and one-year periods ended September 30, 2024, the Fund performed in line with its benchmark, the CRSP US Mega Cap Growth Index.

  U.S. economic growth hovered around 3% on a year-over-year basis during the 12-month period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. Even with some negative monthly returns, U.S. stocks finished the period up sharply.

  Strong returns were widespread among the benchmark’s industry sectors, with eight posting double-digit returns for the 12 months. Technology stocks contributed by far the most to performance. Consumer discretionary and health care also helped performance.

  As of September 30, 2024, technology companies accounted for more than 60% of the Fund’s index. Concentrated investments are likely to be more volatile than diversified investments, and Fund shareholders should consider their tolerance for risk.

Line Graph [Table Text Block]
	ETF Shares Net Asset Value	CRSP US Mega Cap Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2014	$10,492	$10,495	$10,523
2015	$10,786	$10,792	$10,712
2015	$10,780	$10,789	$10,725
2015	$10,147	$10,158	$9,945
2015	$10,882	$10,894	$10,569
2016	$10,923	$10,938	$10,666
2016	$11,008	$11,024	$10,945
2016	$11,586	$11,604	$11,430
2016	$11,578	$11,597	$11,903
2017	$12,763	$12,787	$12,592
2017	$13,385	$13,414	$12,971
2017	$14,065	$14,096	$13,564
2017	$14,990	$15,026	$14,422
2018	$15,163	$15,200	$14,335
2018	$16,133	$16,175	$14,890
2018	$17,431	$17,477	$15,948
2018	$14,561	$14,597	$13,658
2019	$16,945	$16,990	$15,576
2019	$17,703	$17,753	$16,212
2019	$18,132	$18,187	$16,397
2019	$20,027	$20,089	$17,878
2020	$17,516	$17,576	$14,131
2020	$22,560	$22,640	$17,252
2020	$25,668	$25,763	$18,818
2020	$28,237	$28,344	$21,595
2021	$28,673	$28,788	$22,988
2021	$32,117	$32,251	$24,893
2021	$32,644	$32,786	$24,864
2021	$36,280	$36,443	$27,136
2022	$32,719	$32,870	$25,671
2022	$25,345	$25,465	$21,349
2022	$24,350	$24,471	$20,375
2022	$24,105	$24,228	$21,837
2023	$28,686	$28,836	$23,419
2023	$33,055	$33,234	$25,384
2023	$31,900	$32,077	$24,549
2023	$36,535	$36,746	$27,527
2024	$40,428	$40,669	$30,292
2024	$44,312	$44,585	$31,274
2024	$45,483	$45,770	$33,200

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	42.58%	20.19%	16.35%
ETF Shares Market Price	42.66%	20.19%	16.35%
CRSP US Mega Cap Growth Index	42.69%	20.27%	16.43%
Dow Jones U.S. Total Stock Market Float Adjusted Index	35.24%	15.15%	12.75%

Material Change Date	Sep. 01, 2024
AssetsNet		$ 23,011,000,000
Holdings Count | Holding		74
Advisory Fees Paid, Amount		$ 30,000
InvestmentCompanyPortfolioTurnover		6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of September 30, 2024)

Fund Net Assets (in millions)	$23,011
Number of Portfolio Holdings	74
Portfolio Turnover RateFootnote Reference1	6%
Total Investment Advisory Fees (in thousands)Footnote Reference1	$30
Footnote	Description
Footnote[1]	For the period September 1, 2024 to September 30, 2024.

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of September 30, 2024)

Basic Materials	1.0%
Consumer Discretionary	20.3%
Consumer Staples	0.3%
Energy	0.2%
Financials	1.8%
Health Care	6.5%
Industrials	6.3%
Real Estate	1.1%
Technology	61.1%
Telecommunications	1.1%
Other Assets and Liabilities—Net	0.3%

Material Fund Change [Text Block]

How has the Fund changed?

The Fund's fiscal year end changed from August 31 to September 30.

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 31, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Strategies [Text Block]		The Fund's fiscal year end changed from August 31 to September 30.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 31, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000055215
Shareholder Report [Line Items]
Fund Name		Mega Cap Growth Index Fund
Class Name		Institutional Shares
Trading Symbol		VMGAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Mega Cap Growth Index Fund (the "Fund") for the period of September 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investmentFootnote Reference2
Institutional Shares	$1	0.06%
Footnote	Description
Footnote[1]	Costs would be higher for a full year.
Footnote[2]	Annualized.

Expenses Paid, Amount		$ 1
Expense Ratio, Percent		0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the one-month and one-year periods ended September 30, 2024, the Fund performed in line with its benchmark, the CRSP US Mega Cap Growth Index.

  U.S. economic growth hovered around 3% on a year-over-year basis during the 12-month period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. Even with some negative monthly returns, U.S. stocks finished the period up sharply.

  Strong returns were widespread among the benchmark’s industry sectors, with eight posting double-digit returns for the 12 months. Technology stocks contributed by far the most to performance. Consumer discretionary and health care also helped performance.

  As of September 30, 2024, technology companies accounted for more than 60% of the Fund’s index. Concentrated investments are likely to be more volatile than diversified investments, and Fund shareholders should consider their tolerance for risk.

Line Graph [Table Text Block]
	Institutional Shares	CRSP US Mega Cap Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$5,000,000	$5,000,000	$5,000,000
2014	$5,246,191	$5,247,673	$5,261,362
2015	$5,393,669	$5,396,215	$5,356,124
2015	$5,391,089	$5,394,647	$5,362,462
2015	$5,074,736	$5,079,168	$4,972,745
2015	$5,441,445	$5,447,059	$5,284,560
2016	$5,462,343	$5,468,972	$5,332,871
2016	$5,505,046	$5,512,084	$5,472,292
2016	$5,794,510	$5,802,244	$5,714,986
2016	$5,790,598	$5,798,256	$5,951,439
2017	$6,383,441	$6,393,455	$6,296,186
2017	$6,695,296	$6,707,065	$6,485,566
2017	$7,035,229	$7,048,100	$6,781,769
2017	$7,498,207	$7,512,749	$7,210,901
2018	$7,584,427	$7,600,116	$7,167,301
2018	$8,070,236	$8,087,388	$7,444,917
2018	$8,719,440	$8,738,376	$7,974,012
2018	$7,284,236	$7,298,696	$6,828,979
2019	$8,476,679	$8,495,093	$7,787,803
2019	$8,855,961	$8,876,623	$8,106,190
2019	$9,070,754	$9,093,342	$8,198,328
2019	$10,018,750	$10,044,491	$8,939,131
2020	$8,764,007	$8,788,117	$7,065,417
2020	$11,288,747	$11,320,190	$8,626,075
2020	$12,843,791	$12,881,284	$9,408,857
2020	$14,129,573	$14,171,823	$10,797,637
2021	$14,349,093	$14,394,159	$11,493,941
2021	$16,072,607	$16,125,339	$12,446,546
2021	$16,337,265	$16,393,011	$12,431,808
2021	$18,157,318	$18,221,450	$13,568,044
2022	$16,375,965	$16,435,164	$12,835,446
2022	$12,685,226	$12,732,536	$10,674,385
2022	$12,188,404	$12,235,275	$10,187,284
2022	$12,065,703	$12,113,981	$10,918,328
2023	$14,358,742	$14,418,099	$11,709,269
2023	$16,546,348	$16,617,119	$12,691,967
2023	$15,967,845	$16,038,427	$12,274,442
2023	$18,289,419	$18,372,989	$13,763,526
2024	$20,238,914	$20,334,595	$15,146,172
2024	$22,183,879	$22,292,433	$15,636,803
2024	$22,769,960	$22,885,169	$16,599,977

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	42.60%	20.21%	16.37%
CRSP US Mega Cap Growth Index	42.69%	20.27%	16.43%
Dow Jones U.S. Total Stock Market Float Adjusted Index	35.24%	15.15%	12.75%

Material Change Date	Sep. 01, 2024
AssetsNet		$ 23,011,000,000
Holdings Count | Holding		74
Advisory Fees Paid, Amount		$ 30,000
InvestmentCompanyPortfolioTurnover		6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of September 30, 2024)

Fund Net Assets (in millions)	$23,011
Number of Portfolio Holdings	74
Portfolio Turnover RateFootnote Reference1	6%
Total Investment Advisory Fees (in thousands)Footnote Reference1	$30
Footnote	Description
Footnote[1]	For the period September 1, 2024 to September 30, 2024.

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of September 30, 2024)

Basic Materials	1.0%
Consumer Discretionary	20.3%
Consumer Staples	0.3%
Energy	0.2%
Financials	1.8%
Health Care	6.5%
Industrials	6.3%
Real Estate	1.1%
Technology	61.1%
Telecommunications	1.1%
Other Assets and Liabilities—Net	0.3%

Material Fund Change [Text Block]

How has the Fund changed?

The Fund's fiscal year end changed from August 31 to September 30.

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 31, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Strategies [Text Block]		The Fund's fiscal year end changed from August 31 to September 30.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 31, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature